Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	23
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$192,277,963.47	0.7784533	$174,252,338.56	0.7054751	$18,025,624.91
Class A-4 Notes	$116,600,000.00	1.0000000	$116,600,000.00	1.0000000	$-
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$375,057,963.47	0.4073264	$357,032,338.56	0.3877499	$18,025,624.91

Weighted Avg. Coupon (WAC)	4.54%		4.54%
Weighted Avg. Remaining Maturity (WARM)	39.02		38.12
Pool Receivables Balance	$422,769,970.73		$403,998,585.60
Remaining Number of Receivables	38,103		37,347

Adjusted Pool Balance	$408,618,173.33		$390,592,548.43

III. COLLECTIONS

Principal:
Principal Collections	$18,108,146.42
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$404,046.95
Total Principal Collections	$18,512,193.37

Interest:
Interest Collections	$1,551,601.84
Late Fees & Other Charges	$30,547.34
Interest on Repurchase Principal	$-
Total Interest Collections	$1,582,149.18

Collection Account Interest	$1,718.36
Reserve Account Interest	$468.26
Servicer Advances	$-

Total Collections	$20,096,529.17

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	23
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$20,096,529.17
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$24,823,319.29
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$352,308.31		$352,308.31	$352,308.31
Collection Account Interest					$1,718.36
Late Fees & Other Charges					$30,547.34
Total due to Servicer					$384,574.01

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$185,868.70		$185,868.70
Class A-4 Notes		$172,956.67		$172,956.67

Total Class A interest:		$358,825.37		$358,825.37	$358,825.37

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$19,203,276.87

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$18,025,624.91

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$18,025,624.91
Class A-4 Notes				$-
Class A Notes Total:		$18,025,624.91		$18,025,624.91
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$18,025,624.91

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,177,651.96

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,151,797.40
Beginning Period Amount	$14,151,797.40
Current Period Amortization	$745,760.22
Ending Period Required Amount	$13,406,037.17
Ending Period Amount	$13,406,037.17
Next Distribution Date Amount	$12,681,748.27

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	December 2012
Distribution Date	01/15/13
Transaction Month	23
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

	Beginning	Ending	Target
Overcollateralization Amount	$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool	3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool	8.21%	8.59%	8.59%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.36%	36,736	97.96%	$395,754,323.82
30 - 60 Days	1.23%	459	1.54%	$6,224,042.35
61 - 90 Days	0.32%	119	0.40%	$1,600,174.53
91 + Days	0.09%	33	0.10%	$420,044.90
		37,347		$403,998,585.60
Total
Delinquent Receivables 61 + days past due	0.41%	152	0.50%	$2,020,219.43
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.33%	127	0.37%	$1,571,782.59
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	111	0.33%	$1,442,491.87
Three-Month Average Delinquency Ratio	0.34%		0.40%

Repossession in Current Period		28		$441,453.63
Repossession Inventory		43		$310,188.60

Charge-Offs
Gross Principal of Charge-Off for Current Period				$663,238.71
Recoveries				$(404,046.95)
Net Charge-offs for Current Period				$259,191.76

Beginning Pool Balance for Current Period				$422,769,970.73

Net Loss Ratio				0.74%
Net Loss Ratio for 1st Preceding Collection Period				0.80%
Net Loss Ratio for 2nd Preceding Collection Period				0.39%
Three-Month Average Net Loss Ratio for Current Period				0.64%

Cumulative Net Losses for All Periods				$4,802,878.88
Cumulative Net Losses as a % of Initial Pool Balance				0.49%

Principal Balance of Extensions				$2,190,311.05
Number of Extensions				147

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